Supplementary Information (Net Change in Non-Cash Working Capital) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Information [Abstract]
Accounts receivable and accrued revenues	$ (411)	$ (75)	$ 82
Accounts payable and accrued liabilities	188	(81)	(456)
Income tax payable and receivable	214	(23)	51
Net change in non-cash working capital	$ (9)	$ (179)	$ (323)